Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (Parenthetical)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Successor [Member] | British Virgin Islands [Member]
Income tax at statutory rate		0.00%	0.00%
Predecessor [Member] | Emirate of Dubai [Member] | NPS Holdings Limited [Member]
Income tax at statutory rate	0.00%			0.00%